Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Significant Exchange Rates
The Group has applied the following significant exchange rates.

	Average Rate		Year-end spot rate
United States Dollar	2020	2019	2020	2019
GBP	0.7760	0.7835	0.7321	0.7618
CAD	1.3433	1.3251	1.2750	1.30328
RWF	959.1820	914.2488	988.0837	947.075
SGD	1.3789	1.3111	1.3224	1.34555
INR	74.0038	N/A	73.2901	N/A

Summary of Foreign Currency Sensitivity

	Profit or loss
	Strengthening	Weakening
	$’000	$’000
December 31, 2020
GBP (5.0% movement)	(184,067)	(184,416)
December 31, 2019
GBP (5.0% movement)	(156,489)	(150,290)

	Equity, net of tax
	Strengthening	Weakening
	$’000	$’000
December 31, 2020
GBP (5.0% movement)	(48,743)	(48,394)
December 31, 2019
GBP (5.0% movement)	(175,371)	(173,872)